GOODWILL (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 2,044	$ 2,044	$ 2,044